DISCONTINUED OPERATIONS - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	1 Months Ended						3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended		21 Months Ended	62 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Aug. 31, 2022	Dec. 31, 2021	Sep. 30, 2019	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 23, 2024	Apr. 23, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue							$ 9,217,000	$ 5,090,000	$ 6,220,000	$ 6,512,000	$ 4,293,000	$ 4,743,000	$ 11,310,000	$ 9,036,000	$ 1,275,000	$ 20,527,000	$ 15,548,000	$ 23,283,000	$ 23,496,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue	$ 2,800,000	$ 11,100,000		$ 11,100,000	$ 2,800,000	$ 17,900,000									28,681,000	5,141,000		19,288,000	14,256,000		$ 27,900,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue			$ 20,000,000	$ 25,900,000											582,000	20,654,000		21,334,000	26,696,000	$ 20,000,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Royalty Revenue | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															0	0		0	0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Royalty Revenue | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															100,000	0		200,000	0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Rezafungin Assets, including Sale of IP and Inventory | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															20,833,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Rezafungin Assets, including Sale of IP and Inventory | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | License of Intellectual Property - upon transfer of license | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue																			0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | License of Intellectual Property - upon transfer of license | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue																			25,885,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | License of Intellectual Property - upon milestone achieved | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															813,000	0		3,252,000	3,252,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | License of Intellectual Property - upon milestone achieved | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															0	17,257,000		17,257,000	0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Clinical Drug Supply | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue																26,000		26,000	484,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Clinical Drug Supply | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue																0		0	0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Product Revenue | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															2,826,000	0		2,867,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Product Revenue | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															0	1,468,000		1,468,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Royalty Revenue | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															37,000	0		0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Point in Time: | Royalty Revenue | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															125,000	70,000		168,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Over Time: | Research and Development Services | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															3,895,000	4,870,000		12,303,000	9,595,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Over Time: | Research and Development Services | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															457,000	1,859,000		2,441,000	811,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Over Time: | Clinical Supply Services | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															175,000	245,000		840,000	925,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Over Time: | Clinical Supply Services | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															0	$ 0		$ 0	$ 0
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Over Time: | Transition Services | Mundipharma
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															102,000
Rezafungin | Discontinued Operations, Disposed of by Sale | Related Party | Collaborative Arrangement | Over Time: | Transition Services | Melinta
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue															$ 0